Non-current Assets - Financial Assets at Fair Value Through Profit or Loss (Tables)	6 Months Ended
Jun. 30, 2024
Financial assets at fair value through profit or loss [abstract]
Summary of Financial Assets Measured at FVPL	Financial assets measured at FVPL include the following:

	Consolidated
	30 June 2024	31 December 2023
	US$	US$

US unlisted equity securities	16,335,859	16,666,665

Summary of Changes in Level 3 Instruments

The following table presents the changes in level 3 instruments during the half-year period ended June 30, 2024:

Unlisted equity
(All in US$)	securities
Balance at January 1, 2024	16,666,665
Exchange differences	(330,806)
Balance as at June 30, 2024	16,335,859